Investment Objectives and Goals	Mar. 31, 2026
First Prospectus | Tradr 2X Short SPY Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short SPY Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short SPY Monthly ETF seeks calendar month investment results, before fees and expenses, that correspond to the inverse (-200%) of the calendar month performance of the SPDR® S&P 500® ETF Trust. The Fund does not seek to achieve its stated investment objective for a period of time different than a calendar month.

First Prospectus | Tradr 2X Long SPY Quarterly ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long SPY Quarterly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long SPY Quarterly ETF seeks calendar quarter investment results, before fees and expenses, that correspond to two times (200%) the calendar quarter performance of the SPDR® S&P 500® ETF Trust. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar quarter.

First Prospectus | Tradr 2X Long Innovation 100 Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long Innovation 100 Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long Innovation 100 Monthly ETF seeks calendar month investment results, before fees and expenses, that correspond to two times (200%) the calendar month performance of the Invesco QQQ TrustSM. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar month.

First Prospectus | Tradr 2X Short Innovation 100 Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 2X Short Innovation 100 Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short Innovation 100 Monthly ETF seeks calendar month investment results, before fees and expenses, that correspond to the inverse (-200%) of the calendar month performance of the Invesco QQQ TrustSM. The Fund does not seek to achieve its stated investment objective for a period of time different than a calendar month.

First Prospectus | Tradr 2X Long Innovation 100 Quarterly ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long Innovation 100 Quarterly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long Innovation 100 Quarterly ETF seeks calendar quarter investment results, before fees and expenses, that correspond to two times (200%) the calendar quarter performance of the Invesco QQQ TrustSM. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar quarter.

Second Prospectus | Astoria Real Assets ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Astoria Real Assets ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Astoria Real Assets ETF (the “Fund”) seeks long-term capital appreciation in inflation-adjusted terms.
Second Prospectus | AXS Esoterica NextG Economy ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — AXS Esoterica NextG Economy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the AXS Esoterica NextG Economy ETF (the “Fund”) is to seek capital appreciation.
Second Prospectus | AXS Green Alpha ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — AXS Green Alpha ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the AXS Green Alpha ETF (the “Fund”) is to seek long term capital appreciation.
Second Prospectus | AXS Knowledge Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — AXS Knowledge Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the AXS Knowledge Leaders ETF (the “Fund”) is to provide long-term capital appreciation.
Third Prospectus | Tradr 2X Long Innovation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long Innovation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide the daily investment results, before fees and expenses, that correspond to two times (200%) of the daily performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Third Prospectus | Tradr 2X Short TSLA Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short TSLA Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) of the daily performance of the common shares of TSLA. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Third Prospectus | Tradr 1.5X Short NVDA Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 1.5X Short NVDA Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-150%) of the daily performance of the common shares of NVDA. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Third Prospectus | Tradr 1X Short Innovation Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 1X Short Innovation Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide the daily investment results, before fees and expenses, of two times the inverse (-100%) of the daily performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.